Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Net loss per common share
Federal Net Operating Loss Carryforwards	$ 36,378,116	$ 20,145,126
Intangible Assets	1,492,426	(861,317)
Accrued Compensation & Benefits	863,049
Foreign Net Operating Loss Carryforwards	773,134
Stock Compensation
State Net Operating Loss Carryforwards
Other	19,540	19,540
Total deferred tax assets before valuation allowance	39,526,265	19,303,349
Fixed Assets	316	46,035
Fixed Assets	(316)	(46,035)
Intangible Assets
Total deferred tax liabilities	316	46,035
Total deferred tax liabilities	(316)	(46,035)
Valuation Allowance	(39,525,949)	(29,260,143)
Net deferred tax assets and liabilities